Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	2018	2019
Lubricants	1,043,763	1,728,861
Victualing	79,965	160,303
Bunkers	580,663	-
Total	1,704,391	1,889,164